Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2020
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying interim consolidated balance sheets are analyzed as follows:

	June 30, 2020	December 31, 2019
Cost:
Beginning balance	292,280	270,814
- Additions for improvements	4,056	21,466
Ending balance	296,336	292,280

Accumulated depreciation:
Beginning balance	(38,499)	(27,600)
- Depreciation for the period	(6,129)	(10,899)
Ending balance	(44,628)	(38,499)

Net book value	251,708	253,781